PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended
	Dec. 22, 2020	Mar. 31, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
Exercise price of warrants	$ 11.50
Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued		4,933,333	4,933,333
Price of warrants		$ 1.50
Aggregate purchase price		$ 7,400,000
Number of shares per warrant		1
Exercise price of warrants		$ 11.50
Private Placement
PRIVATE PLACEMENT
Price of warrants	$ 11.50
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	4,933,333
Price of warrants	$ 1.50
Aggregate purchase price	$ 7,400,000
Number of shares per warrant	1